Income Taxes (Reconciliation Of Beginning And Ending Amounts Of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Income Taxes [Abstract]
Balance at beginning of year	$ 68	$ 114	$ 2,848
Additions for tax positions of prior years	5	3	28
Increases (Reductions) for tax positions of prior years	65	(49)	(195)
Lapse of statute of limitations			(2,567)
Balance at end of year	$ 138	$ 68	$ 114